Shareholders' Equity (Details) - $ / shares	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Oct. 09, 2020	Sep. 30, 2009
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized (in Shares)	250,000,000	250,000,000
Ordinary shares par value (in Dollars per share)	$ 0.0002	$ 0.0002
Ordinary shares issued (in Shares)	10,000,000	10,000,000
Equity interest percentage	20.00%			22.50%
Equity non-controlling interest percentage	1.00%	1.00%
Ordinary shares outstanding (in Shares)	10,000,000	10,000,000
Huadi International Group Co., Ltd [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized (in Shares)			250,000,000
Ordinary shares par value (in Dollars per share)			$ 0.0002
Yongqiang Maituo Limited [Member]
Shareholders' Equity (Details) [Line Items]
Issued and outstanding shares percentage	16.64%
Yongqiang Donghai Limited [Member]
Shareholders' Equity (Details) [Line Items]
Issued and outstanding shares percentage	83.36%
Huadi Steel [Member]
Shareholders' Equity (Details) [Line Items]
Equity interest percentage	99.00%
Wenzhou Hongshu [Member]
Shareholders' Equity (Details) [Line Items]
Equity interest percentage	99.00%
Di Wang [Member]
Shareholders' Equity (Details) [Line Items]
Equity interest percentage	1.00%